Reporting Entity and description of business, Corporate Information (Details) - 12 months ended Dec. 31, 2023	Room	m²	key
Complex Construction [Abstract]
Area of lease space | m²		363,262
Andaz and Mondrian Hotel Complex [Member]
Complex Construction [Abstract]
Room capacity	396
Building Complex in Cancun, Quintana Roo [Member] | Minimum [Member]
Complex Construction [Abstract]
Room capacity	3,000
Phase One [Member]
Complex Construction [Abstract]
Room capacity	1,016		1,016
"Vivid" Brand [Member]
Complex Construction [Abstract]
Room capacity	400		400
"Dreams" Brand [Member]
Complex Construction [Abstract]
Room capacity	616		616
Phase Two [Member]
Complex Construction [Abstract]
Room capacity	2,000
"Dreams Chateau" Brand [Member]
Complex Construction [Abstract]
Room capacity	371